Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2022
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Changes in liabilities arising from financing activities
28.
Changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities for the year ended December 31, 2022 are as follows:

(In millions of won)
				Non-cash transactions
	January 1, 2022		Cash flows from financing activities	Reclassification	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2022
Short-term borrowings	₩	613,733	1,922,283	—	42,536	—	—	2,578,552
Current portion of long-term borrowings and bonds(*)		3,393,506	(4,209,915)	3,626,345	251,645	11,550	(217,566)	2,855,565
Long-term borrowings		7,660,591	4,165,508	(3,318,143)	(78,321)	—	(4,440)	8,425,195
Bonds		995,976	443,230	(308,202)	—	1,094	—	1,132,098
Lease liabilities		84,326	(82,296)	—	(1,806)	—	72,564	72,788
Dividend payables		3,679	(292,786)	—	—	—	289,107	—
	₩	12,751,811	1,946,024	—	214,054	12,644	139,665	15,064,198

(*) Others include ~~W~~220,240 million of gain on valuation of financial liabilities at fair value through profit or loss and ~~W~~2,672 million of loss on early repayment of borrowings and bonds.